Business Acquisitions - Pro forma Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Business Acquisition [Line Items]
Pro forma net revenues	$ 3,100,364	$ 2,451,735	$ 1,815,660
Pro forma net income attributable to New Oriental Education and Technology Group Inc.	$ 238,794	$ 296,697	$ 275,685
Pro forma net income per share – basic		$ 1.88	$ 1.75
Pro forma net income per share – diluted	$ 1.50	1.87	$ 1.75
Other Acquisitions [Member]
Business Acquisition [Line Items]
Pro forma net income per share – basic	$ 1.51	$ 1.88